Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Continuing operations
Revenue	$ 6,571	$ 8,235
Cost of sale of goods	(4,420)	(5,788)
Gross profit	2,151	2,447
Other income	84
Brand management expenses	(2,123)	(2,857)
Administrative expenses	(722)	(331)
Corporate expenses	(2,948)	(928)
Finance expenses	(44)	(2,155)
Brand transition, restructure and transaction expenses	(13,317)	(3,078)
Impairment expense	(4,971)
Other foreign currency gain/(loss)	(483)	2,003
Fair value loss on convertible notes derivative and warrants	(10,794)
Loss before income tax	(33,167)	(4,899)
Income tax expense	(33)
Loss for the period from continuing operations	(33,200)	(4,899)
Profit / (loss) from discontinued operations
Loss from discontinued operations (net of taxes)	(4,771)	(6,659)
Loss on disposal of subsidiary	(10,796)
Total loss for the period	(48,767)	(11,558)
Items that may be reclassified to profit or loss
Exchange rate differences on translation of foreign operations – continuing operations		1,049
Exchange rate differences on translation of foreign operations – discontinued operations	3,481	(2,190)
Other comprehensive loss for the period, net of tax	3,481	(1,141)
Total comprehensive loss for the period	(45,286)	(12,699)
Total comprehensive loss attributable to:
Owners of Naked Brand Group Limited	$ (45,286)	$ (12,699)
Loss per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
Basic loss per share	$ (0.045)	$ (0.379)
Diluted loss per share	(0.045)	(0.379)
Loss per share from loss from discontinuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
Basic loss per share	(0.021)	(0.515)
Diluted loss per share	$ (0.021)	$ (0.515)